Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Subscription Receivables	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated deficit)	Accumulated other comprehensive (loss) income	Equity attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Mar. 31, 2022	$ 5,000	$ (5,000)	$ 1,301,167		$ (260,585)	$ 280,577	$ 1,321,159	$ (6)	$ 1,321,153
Balance (in Shares) at Mar. 31, 2022	50,000,000
Net income					1,610,110		1,610,110	(55)	1,610,055
Capital Contribution			416,913				416,913		416,913
Foreign currency translation adjustment						(100,009)	(100,009)		(100,009)
Balance at Mar. 31, 2023	$ 5,000	(5,000)	1,718,080		1,349,525	180,568	3,248,173	(61)	3,248,112
Balance (in Shares) at Mar. 31, 2023	50,000,000
Net income					2,817,914		2,817,914	(89)	2,817,825
Appropriation of statutory reserve				159,109	(159,109)
Capital Contribution			1,970,098				1,970,098		1,970,098
Foreign currency translation adjustment						(187,115)	(187,115)		(187,115)
Balance at Mar. 31, 2024	$ 5,000	(5,000)	3,688,178	159,109	4,008,330	(6,547)	7,849,070	(150)	7,848,920
Balance (in Shares) at Mar. 31, 2024	50,000,000
Net income					3,124,662		3,124,662	57,903	3,182,565
Appropriation of statutory reserve				138,547	(138,547)
Capital Contribution		5,000	685,878				690,878		690,878
Foreign currency translation adjustment						(69,002)	(69,002)		(69,002)
Balance at Mar. 31, 2025	$ 5,000		$ 4,374,056	$ 297,656	$ 6,994,445	$ (75,549)	$ 11,595,608	$ 57,753	$ 11,653,361
Balance (in Shares) at Mar. 31, 2025	50,000,000